February 17, 2026

BNY MELLON ETF TRUST II

-BNY Mellon Active Core Bond ETF

Supplement to Current Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”)

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

James DiChiaro and Scott Zaleski are the primary portfolio managers of the fund, positions they have held since January 2026. Mr. DiChiaro is a senior portfolio manager at INA. Mr. Zaleski is the Co-Head of US Multi Sector Fixed Income at INA. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

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The following information supersedes and replaces the information in the first paragraph in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

James DiChiaro and Scott Zaleski are the primary portfolio managers of the fund, positions they have held since January 2026, and are jointly and primarily responsible for managing the fund’s portfolio. Mr. DiChiaro is a senior portfolio manager at INA and has been employed by INA or a predecessor company of INA since 1999. Mr. Zaleski is the Co-Head of US Multi-Sector Fixed Income at INA and has been employed by INA or a predecessor company of INA since 2014.

All references to John F. Flahive are removed from the SAI.

4872STK0226

February 17, 2026

BNY MELLON ETF TRUST II

- BNY Mellon Core Plus ETF

Supplement to Current Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”)

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

James DiChiaro and Scott Zaleski are the primary portfolio managers of the fund, positions they have held since January 2026. Mr. DiChiaro is a senior portfolio manager at INA. Mr. Zaleski is the Co-Head of US Multi-Sector Fixed Income at INA. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

*********

The following information supersedes and replaces the information in the first paragraph in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

James DiChiaro and Scott Zaleski are the primary portfolio managers of the fund, positions they have held since January 2026, and are jointly and primarily responsible for managing the fund’s portfolio. Mr. DiChiaro is a senior portfolio manager at INA and has been employed by INA or a predecessor company of INA since 1999. Mr. Zaleski is the Co-Head of US Multi-Sector Fixed Income at INA and has been employed by INA or a predecessor company of INA since 2014.

All references to John F. Flahive are removed from the SAI.

4871STK0226

February 17, 2026

BNY MELLON ETF TRUST II

- BNY Mellon Municipal Intermediate ETF

Supplement to Current Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”)

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Thomas Casey and Mary Collette O'Brien are the primary portfolio managers of the fund, positions they have held since January 2026. Mr. Casey is a senior portfolio manager at INA. Ms. O'Brien is a senior portfolio manager at INA and has been a primary portfolio manager of the Predecessor Fund March 2006. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

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The following information supersedes and replaces the information in the first paragraph in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Thomas Casey and Mary Collette O’Brien are the primary portfolio managers of the fund, positions they have held since January 2026, and will be jointly and primarily responsible for managing the fund’s portfolio. Ms. O’Brien is a senior portfolio manager at INA. She has been a primary portfolio manager of the Predecessor Fund since March 2006 and has been employed by INA or an affiliate of INA since 1995. Mr. Casey is a senior portfolio manager at INA. He has been employed by INA or a predecessor company of INA since 1993.

All references to John F. Flahive are removed from the SAI.

4874STK0226

February 17, 2026

BNY MELLON ETF TRUST II

- BNY Mellon Municipal Opportunities ETF

Supplement to Current Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”)

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Gregory J. Conant and Jeffrey Burger are the primary portfolio managers of the fund, positions they have held since January 2026. Mr. Conant and Mr. Burger are senior portfolio managers at INA. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

*********

The following information supersedes and replaces the information in the first paragraph in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Gregory J. Conant and Jeffrey Burger are the primary portfolio managers of the fund, positions they have held since January 2026, and are jointly and primarily responsible for managing the fund's portfolio. Mr. Conant and Mr. Burger are senior portfolio managers at INA. Mr. Conant has been employed by INA or an affiliate of INA since 1998. Mr. Burger has been employed by INA or a predecessor company of INA since July 2009.

All references to John F. Flahive are removed from the SAI.

4875STK0226

February 17, 2026

BNY MELLON ETF TRUST II

- BNY Mellon Municipal Short Duration ETF

Supplement to Current Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”)

The following information supersedes and replaces the information in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is BNY Mellon ETF Investment Adviser, LLC and the fund's sub-adviser is Insight North America LLC, an affiliate of the Adviser.

Thomas Casey and Gregory J. Conant are the primary portfolio managers of the fund, positions they have held since January 2026. Mr. Casey and Mr. Conant are senior portfolio managers at INA. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

*********

The following information supersedes and replaces the information in the first paragraph in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Thomas Casey and Gregory J. Conant are the primary portfolio managers of the fund, positions they have held since January 2026, and are jointly and primarily responsible for managing the fund's portfolio. Mr. Casey and Mr. Conant are senior portfolio managers at INA. Mr. Casey has been employed by INA or a predecessor company of INA since 1993. Mr. Conant has been employed by INA or an affiliate of INA since 1998.

All references to John F. Flahive are removed from the SAI.

4873STK0226